Related Party and Party in Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate Investment in Common Stock
Aggregate investment in Company common stock at December 31, 2025 and 2024 for each asset category is as follows:

	December 31,
	2025	2024
Granite Common Stock Fund
Fair Value	$18,693,229	$15,991,177
Number of Shares	162,057	182,319

Granite ESOP Stock Fund
Fair Value	$46,254,242	$39,687,840
Number of Shares	400,990	452,489

Total Company common stock held
Fair Value	$64,947,471	$55,679,017
Number of Shares	563,047	634,808